Offerings - Offering: 1	May 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	30,000,000
Proposed Maximum Offering Price per Unit	3.81
Maximum Aggregate Offering Price	$ 114,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,784.83
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”). The Proposed Maximum Offering Price Per Share and the Maximum Aggregate Offering Price are based on the average of the high and low sales price of the Registrant’s Common Stock as reported on Nasdaq on June 5, 2026).

Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement shall also cover an indeterminate number of shares that may be issued and resold resulting from stock splits, stock dividends or similar transactions.